Fee and Other Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fee And Other Income [Line Items]
BMS cleaning fees	$ 85,658	$ 66,505	$ 67,584
Management and leasing fees	19,905	23,073	18,718
Lease termination fees	16,362	32,630	2,287
Other income	33,281	33,363	30,488
Fee and other income	155,206	155,571	119,077
New York 1290 Avenue Of Americas [Member]
Fee And Other Income [Line Items]
Lease termination fees		19,500
Write Off Of Straight Lining Of Rent		1,529
Equity method ownership percentage		70.00%
Cuyahoga County [Member]
Fee And Other Income [Line Items]
Lease termination fees		3,000
Vornado Realty Trust [Member] | New York 1290 Avenue Of Americas [Member]
Fee And Other Income [Line Items]
Lease termination fees		$ 12,121